SHARE-BASED COMPENSATION - RESTRICTED SHARES AWARD (Details)					12 Months Ended
	Apr. 09, 2018 shares	Dec. 13, 2017 shares	Dec. 11, 2015 shares	Dec. 23, 2014 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Number of ordinary shares
Outstanding at the beginning of the period (in shares)							7,901,127	7,901,127
Granted (in shares)					480,000	480,000
Vested (in shares)					(1,503,212)	(1,503,212)	(20,555,835)	(20,555,835)
Forfeited (in shares)					(560,256)	(560,256)	(1,935,168)	(1,935,168)
Outstanding at the end of the period (in shares)					640,000	640,000				7,901,127
Expected to vest at the end of the period (in shares)					640,000		2,223,468		7,901,127		640,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares							$ 0.46
Granted (in dollars per share) | $ / shares					$ 0.07
Vested (in dollars per share) | $ / shares					0.35		0.16
Forfeited (in dollars per share) | $ / shares					0.43		0.45
Outstanding at the end of the period (in dollars per share) | $ / shares					0.07				$ 0.46
Expected to vest at the end of the period (in dollars per share) | $ / shares					$ 0.07		$ 0.14		$ 0.46
Aggregate fair value of the unvested restricted shares					$ 44,000	¥ 300,000	$ 183,000	¥ 1,187,448
Total fair value of restricted shares vested					$ 21,000	¥ 144,000		¥ 8,882,000		¥ 84,435,000
Restricted shares
Number of ordinary shares
Outstanding at the beginning of the period (in shares)					2,223,468	2,223,468
Granted (in shares)							16,813,344	16,813,344
Outstanding at the end of the period (in shares)							2,223,468	2,223,468
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares					$ 0.14
Granted (in dollars per share) | $ / shares							$ 0.07
Outstanding at the end of the period (in dollars per share) | $ / shares							$ 0.14
2011 Plan | Restricted shares | Employees and directors
SHARE-BASED COMPENSATION
Shares issued (in shares)	480,000	16,813,344	40,106,656	11,265,520
Unrecognized share-based compensation cost					$ 44,000						¥ 300,000
Period over which unrecognized share-based compensation cost are expected to be recognized					2 years	2 years